ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
ACCOUNTS RECEIVABLE	4. ACCOUNTS RECEIVABLE The Company’s accounts receivable consists of the following:
	December 31, 2024	December 31, 2023
	$	$
Trade receivables	414,263	420,998
GST receivable	5,324	6,691
	419,587	427,689